Annual Fund Operating Expenses - Class D Shares - Janus Henderson Flexible Bond Fund - Class D	Oct. 28, 2020
Operating Expenses:
Management Fees	0.41%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.59%